SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	1,706,770
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	0
Granted	100,678
Vested	(917)
Canceled	(2,022)
Balance	97,739
Weighted-Average Fair Value
Balance | $ / shares	$ 0
Weighted-average fair value granted | $ / shares	277.7
Weighted-average fair value vested | $ / shares	245.07
Weighted-average fair value canceled | $ / shares	255.06
Balance | $ / shares	$ 278.46